CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Real estate properties, net of accumulated depreciation	$ 41,995	$ 34,142
Debt Issuance Costs, Net	$ 6,275	$ 5,327
Preferred shares, par value (in dollars per share)	$ 1.0	$ 1.0
Preferred shares, authorized (in shares)	10,000,000	10,000,000
Preferred shares, issued (in shares)	0	0
Shares of beneficial interest, par value (in dollars per share)	$ 3.0	$ 3.0
Shares of beneficial interest, issued (in shares)	13,232,000	13,428,000
Debt Instrument [Line Items]
Commitments and contingencies
Mortgages
Statement of Financial Position [Abstract]
Debt Issuance Costs, Net	5,873	4,905
Junior subordinated notes
Statement of Financial Position [Abstract]
Debt Issuance Costs, Net	$ 402	$ 422